Stock-based Compensation - Stock option activities (Details) - Time-based Options $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Shares
Options granted (in shares) | shares	2,040,500
Forfeited (in shares) | shares	(354,000)
Outstanding at the end (in shares) | shares	1,686,500
Non-vested as of period end date (in shares) | shares	1,686,500
Weighted Average Exercise Price Per Share
Granted (in dollars per share) | $ / shares	$ 1.72
Forfeited (in dollars per share) | $ / shares	1.72
Outstanding at the end (in dollars per share) | $ / shares	1.72
Non-vested as of period end date (in dollars per share) | $ / shares	$ 1.72
Weighted-Average Remaining Contractual Term
Outstanding at the end (in years)	9 years 5 months 12 days
Non-vested as of period end date (in years)	9 years 5 months 12 days
Aggregate Intrinsic Value
Outstanding at the end | $	$ 2,091
Non-vested as of period end date | $	$ 2,091